Condensed Consolidated Statements of Comprehensive (Loss)/Income - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Revenue		£ 36,464
Cost of revenue	£ 352	(18,137)
Research and development expenses	(13,322)	(9,858)
Administrative expenses	(8,840)	(8,673)
Operating loss	(21,810)	(204)
Finance income	173	1
Finance costs	(1,859)	(1,987)
Changes in the fair value of financial instruments	1,210	14,363
Net foreign exchange gain/(loss)	1,582	(1,269)
Other income and expenses	811	0
(Loss)/profit before tax	(19,893)	10,904
Taxation	735	1,184
(Loss)/profit for the period, attributable to equity holders of the parent	(19,158)	12,088
Items that may be reclassified subsequently to profit or loss:
Currency translation of foreign operations	(1,775)	(26)
Total comprehensive (loss)/income for the period, attributable to equity holders of the parent	£ (20,933)	£ 12,062
Basic (loss)/profit per share for the period (in £)	£ (0.03)	£ 0.02
Diluted loss per share for the period (in £)	£ (0.03)	£ 0